Intangible Assets - Summary of Probabilities of Success for Products (Detail)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	6.30%
CYAD 01 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	6.30%
Phase I [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%
Phase I [member] | CYAD 01 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	100.00%
Phase I to II [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	63.00%
Phase I to II [member] | CYAD 01 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	63.00%
Phase II to III [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	26.00%
Phase II to III [member] | CYAD 01 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	26.00%
Phase III to BLA [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	45.00%
Phase III to BLA [member] | CYAD 01 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	45.00%
BLA to approval [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	83.00%
BLA to approval [member] | CYAD 01 [member]
Disclosure of detailed information about intangible assets [line items]
Probablity of success percentage	83.00%